Schedule of Investments
May 31, 2023
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–119.22%(a)
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 6.76% (1 mo. USD LIBOR + 1.65%), 09/15/2023(b)(c)	$2,750,000	$2,614,155
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class AS, 4.35%, 01/10/2024	5,000,000	4,887,389
Series 2014-GC19, Class D, 5.09%, 02/10/2024(b)(d)(e)	500,000	461,672
Series 2014-GC19, Class XA, IO, 1.09%, 01/10/2024(d)(f)	35,394,474	127,084
Series 2014-GC23, Class D, 4.48%, 07/10/2024(b)(d)(e)	3,000,000	2,550,487
Commercial Mortgage Trust,
Series 2013-CR13, Class D, 4.87%, 12/10/2023(b)(d)(e)	3,250,000	2,587,364
Series 2014-CR14, Class C, 4.59%, 01/10/2024(d)(e)	1,000,000	870,026
Series 2014-CR19, Class C, 4.70%, 08/10/2024(d)(e)	3,000,000	2,741,560
Series 2014-CR19, Class D, 4.70%, 08/10/2024(b)(d)(e)	4,000,000	3,421,008
Series 2014-LC15, Class XA, IO, 1.04%, 12/10/2023(d)(f)	33,648,404	140,674
Series 2014-UBS4, Class C, IO, 4.65%, 07/10/2024(d)(f)	3,000,000	2,447,145
Series 2014-UBS4, Class XD, IO, 0.96%, 06/10/2024(b)(f)	22,430,681	198,022
Series 2014-UBS5, Class D, 3.50%, 09/10/2024(b)(d)	4,500,000	3,311,991
Series 2014-UBS6, Class C, 4.43%, 12/10/2024(d)(e)	1,287,000	1,115,244
Series 2014-UBS6, Class D, 3.93%, 12/10/2024(b)(d)(e)	5,000,000	3,804,648
Series 2015-CR22, Class D, 4.07%, 03/10/2025(b)(e)	4,000,000	3,152,269
Series 2015-CR23, Class C, 4.30%, 04/10/2025(e)	3,060,000	2,654,929
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class E, 3.35%, 11/15/2027(b)(e)	4,000,000	1,868,336
DBJPM Mortgage Trust, Series 2017-C6, Class D, 3.18%, 06/10/2027(b)(d)(e)	3,500,000	2,321,048
FREMF Mortgage Trust,
Series 2016-K57, Class C, 3.92%, 08/25/2026(b)(e)	3,000,000	2,844,761
Series 2017-K71, Class C, 3.88%, 11/25/2027(b)(e)	3,000,000	2,767,140
Series 2017-KF41, Class B, 7.56% (1 mo. USD LIBOR + 2.50%), 11/25/2024(b)(c)	912,120	895,923
GS Mortgage Securities Trust, Series 2015-GC30, Class C, 4.07%, 05/10/2025(d)(e)	3,398,000	3,003,874
Hilton USA Trust, Series 2016-SFP, Class F, 6.16%, 11/05/2023(b)	3,000,000	1,995,000
Principal Amount		Value
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.05%, 06/15/2023(d)(e)	$500,000	$417,365
Series 2014-C19, Class B, 4.39%, 04/15/2024(e)	2,500,000	2,399,279
Series 2014-C22, Class D, 4.55%, 02/15/2026(b)(d)(e)	3,500,000	2,513,867
Series 2014-C23, Class D, 3.98%, 10/15/2024(b)(d)(e)	3,500,000	2,892,516
Series 2014-C26, Class D, 3.87%, 12/15/2024(b)(d)(e)	4,954,000	3,721,914
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/2024(b)(d)	4,000,000	3,092,623
Series 2015-C22, Class D, 4.20%, 04/15/2025(b)(d)(e)	4,379,676	3,125,604
Series 2015-C24, Class D, 3.26%, 07/15/2025(b)(d)	1,300,000	1,006,129
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 02/15/2026(b)(d)	3,532,000	2,489,273
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/2024(b)(d)(e)	3,500,000	2,762,546
Series 2015-NXS2, Class D, 4.28%, 07/15/2025(d)(e)	1,000,000	762,505
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 4.59%, 02/15/2024(b)(d)(e)	3,500,000	2,796,334
Total Asset-Backed Securities (Cost $98,298,237)		80,761,704
Shares
Preferred Stocks–11.71%
Mortgage REITs–11.71%
New York Mortgage Trust, Inc., 8.00%, Series D, Pfd.(g)	100,000	1,935,000
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.(g)	97,000	2,190,260
Two Harbors Investment Corp., 7.63%, Series B, Pfd.(g)	98,000	1,927,660
Two Harbors Investment Corp., 7.25%, Series C, Pfd.(g)	96,000	1,881,600
Total Preferred Stocks (Cost $9,648,493)		7,934,520
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.67%
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series 2017-K041, Class X1, IO, 2.76%, 08/25/2024 (Cost $499,209)(d)(f)	$84,930,583	449,164
Shares
Money Market Funds–7.36%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(h)(i)	1,745,238	1,745,238
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(h)(i)	1,246,431	1,246,555

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2024 Target Term Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.04%(h)(i)	1,994,557	$1,994,557
Total Money Market Funds (Cost $4,986,371)		4,986,350
TOTAL INVESTMENTS IN SECURITIES–138.96% (Cost $113,432,310)		94,131,738
REVERSE REPURCHASE AGREEMENTS– (39.86)%		(27,000,000)
OTHER ASSETS LESS LIABILITIES—0.90%		610,682
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$67,742,420
Investment Abbreviations:
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Maturity date reflects the anticipated repayment date.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $59,194,630, which represented 87.38% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(d)	All or a portion of the security is pledged as collateral for open reverse repurchase agreeements.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount
Wells Fargo Bank, N.A.	$27,000,000	$(27,000,000)	$—

* Amount does not include excess collateral pledged.

(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2023.
(f)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2023.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,793,296	$655,665	$(703,723)	$-	$-	$1,745,238	$27,285
Invesco Liquid Assets Portfolio, Institutional Class	1,280,994	468,332	(502,660)	(125)	14	1,246,555	15,531
Invesco Treasury Portfolio, Institutional Class	2,049,481	749,332	(804,256)	-	-	1,994,557	24,218
Total	$5,123,771	$1,873,329	$(2,010,639)	$(125)	$14	$4,986,350	$67,034

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit CMBX North America BBB - Index Series 8, Version 1	Sell	3.00%	Monthly	10/17/2057	22.068%	USD	8,400,000	$(251,870)	$(1,785,122)	$(1,533,252)

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2024 Target Term Fund

(a)	Open Over-The-Counter Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $1,310,000.
(b)	Implied credit spreads represent the current level, as of May 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Morgan Stanley & Co International PLC	Receive	1 Month Term SOFR	Monthly	(2.85)%	Monthly	11/29/2024	USD	15,600,000	$324,950	$400,518	$75,568

USD	–U.S. Dollar
SOFR	–Secured Overnight Financing Rate

(a)	Open Over-The-Counter Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $1,310,000.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income 2024 Target Term Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$80,761,704	$—	$80,761,704
Preferred Stocks	7,934,520	—	—	7,934,520
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	449,164	—	449,164
Money Market Funds	4,986,350	—	—	4,986,350
Total Investments in Securities	12,920,870	81,210,868	—	94,131,738
Other Investments - Assets*
Swap Agreements	—	75,568	—	75,568
Other Investments - Liabilities*
Swap Agreements	—	(1,533,252)	—	(1,533,252)
Total Other Investments	—	(1,457,684)	—	(1,457,684)
Reverse Repurchase Agreements	—	(27,000,000)	—	(27,000,000)
Total Investments	$12,920,870	$52,753,184	$—	$65,674,054

*	Unrealized appreciation (depreciation).
Invesco High Income 2024 Target Term Fund